Cover	Oct. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2024
Entity File Number	001-41508
Entity Registrant Name	Loop Media, Inc.
Entity Central Index Key	0001643988
Entity Tax Identification Number	47-3975872
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2600 West Olive Avenue
Entity Address, Address Line Two	Suite 54470
Entity Address, City or Town	Burbank
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91505
City Area Code	(213)
Local Phone Number	436-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	LPTV
Entity Emerging Growth Company	false